Taxes on Income (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxes on Income [Abstract]
Income before income taxes, as per the statement of operations	$ 121,624	$ 101,696	$ 52,811
Statutory tax rate in Israel	23.00%	23.00%	24.00%
Tax computed at the statutory tax rate	$ 27,974	$ 23,390	$ 12,675
Non-deductible expenses (non-taxable income) net and tax-deductible costs not included in the accounting costs	792	1,393	1,522
Effect of different tax rates	1,114	379	843
Effect of "Approved, Beneficiary or Preferred Enterprise" status	(2,557)	(1,233)	(252)
Group's share of profits of companies accounted for at equity	(411)	(86)	(270)
Deferred taxes on current losses (utilization of carry forward losses) and temporary differences for which a valuation allowance was provided, net	1,087	(796)	4,695
Effect of change in tax rates			(5,796)
Taxes in respect of prior years	(569)	(485)	(227)
Uncertain tax positions	1,889	2,703	342
Other	(2,118)	(964)	(439)
Taxes on income	$ 27,201	$ 24,301	$ 13,371